Income Taxes - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Deferred Tax Assets, Valuation Allowance	$ 4,696,000	$ 1,196,000
Deferred Tax Assets, Tax Credit Carryforwards	$ 52,000	$ 6,000
Earliest Tax Year [Member]
Open Tax Year	2015
Latest Tax Year [Member]
Open Tax Year	2014
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards	$ 52,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 10,600,000